GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.9%
Bond Funds – 61.8%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 91,761
47,742	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,514,127
1,511	iShares Core U.S. Aggregate Bond ETF	170,531
1,886	iShares JP Morgan USD Emerging Markets Bond ETF	211,458
2,563	iShares TIPS Bond ETF	298,282
1,487	Vanguard Long-Term Corporate Bond ETF	151,392
20,160	Vanguard Total International Bond ETF	1,172,506

		4,610,057

Foreign Stock Funds – 15.3%
9,645	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	312,402
24,195	Goldman Sachs ActiveBeta International Equity ETF(a)	716,172
1,917	iShares MSCI EAFE Small-Cap ETF	116,956

		1,145,530

Stock Funds – 20.8%
21,270	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,347,029
1,597	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	74,468
1,388	Vanguard Real Estate ETF	129,181

		1,550,678

TOTAL EXCHANGE TRADED FUNDS (Cost $6,588,624)		$7,306,265

Shares	Dividend Rate	Value

Investment Company(a) – 2.0%
Goldman Sachs Financial Square Government Fund - Class R6
149,676	1.613%	$ 149,676
(Cost $149,676)

TOTAL INVESTMENTS – 99.9% (Cost $6,738,300)		$7,455,941

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		7,646

NET ASSETS – 100.0%		$7,463,587

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/20/19	$162,380	$4,241

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.5%
Bond Funds – 51.4%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 83,934
41,659	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,193,792
983	iShares Core U.S. Aggregate Bond ETF	110,941
1,673	iShares JP Morgan USD Emerging Markets Bond ETF	187,577
2,525	iShares TIPS Bond ETF	293,860
1,782	Vanguard Long-Term Corporate Bond ETF	181,426
14,820	Vanguard Total International Bond ETF	861,931

		3,913,461

Foreign Stock Funds – 18.8%
12,087	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	391,498
30,437	Goldman Sachs ActiveBeta International Equity ETF(a)	900,935
2,308	iShares MSCI EAFE Small-Cap ETF	140,811

		1,433,244

Stock Funds – 27.3%
28,431	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,800,535
2,633	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	122,776
1,606	Vanguard Real Estate ETF	149,471

		2,072,782

TOTAL EXCHANGE TRADED FUNDS (Cost $6,678,750)		$7,419,487

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund - Class R6
64,668	1.613%	$ 64,668
(Cost $64,668)

TOTAL INVESTMENTS – 98.3% (Cost $6,743,418)		$7,484,155

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		128,102

NET ASSETS – 100.0%		$7,612,257

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/20/19	$162,380	$4,241

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.0%
Bond Funds – 43.6%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 56,415
24,273	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,278,233
346	iShares Core U.S. Aggregate Bond ETF	39,050
1,131	iShares JP Morgan USD Emerging Markets Bond ETF	126,808
1,590	iShares TIPS Bond ETF	185,044
1,271	Vanguard Long-Term Corporate Bond ETF	129,400
7,624	Vanguard Total International Bond ETF	443,412

		2,258,362

Foreign Stock Funds – 22.2%
9,694	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	313,989
24,722	Goldman Sachs ActiveBeta International Equity ETF(a)	731,771
1,673	iShares MSCI EAFE Small-Cap ETF	102,070

		1,147,830

Stock Funds – 31.2%
22,833	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,446,014
1,118	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	52,132
1,275	Vanguard Real Estate ETF	118,664

		1,616,810

TOTAL EXCHANGE TRADED FUNDS (Cost $4,523,931)		$5,023,002

Shares	Dividend Rate	Value

Investment Company(a) – 3.8%
Goldman Sachs Financial Square Government Fund - Class R6
198,432	1.613%	$ 198,432
(Cost $198,432)

TOTAL INVESTMENTS – 100.8% (Cost $4,722,363)		$5,221,434

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(40,219)

NET ASSETS – 100.0%		$5,181,215

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/20/19	$162,380	$4,241

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.3%
Bond Funds – 34.4%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 82,949
28,469	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,499,197
1,304	iShares JP Morgan USD Emerging Markets Bond ETF	146,205
2,144	iShares TIPS Bond ETF	249,519
2,115	Vanguard Long-Term Corporate Bond ETF	215,328
6,604	Vanguard Total International Bond ETF	384,089

		2,577,287

Foreign Stock Funds – 25.9%
16,346	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	529,447
41,959	Goldman Sachs ActiveBeta International Equity ETF(a)	1,241,987
2,824	iShares MSCI EAFE Small-Cap ETF	172,292

		1,943,726

Stock Funds – 37.0%
37,752	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,390,834
3,992	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	186,146
2,172	Vanguard Real Estate ETF	202,148

		2,779,128

TOTAL EXCHANGE TRADED FUNDS (Cost $6,536,886)		$7,300,141

Shares	Dividend Rate	Value

Investment Company(a) – 2.1%
Goldman Sachs Financial Square Government Fund - Class R6
157,985	1.613%	$ 157,985
(Cost $157,985)

TOTAL INVESTMENTS – 99.4% (Cost $6,694,871)		$7,458,126

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		47,289

NET ASSETS – 100.0%		$7,505,415

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/20/19	$162,380	$4,241

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.7%
Bond Funds – 21.6%
3,424	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 168,557
14,923	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	785,856
862	iShares JP Morgan EM Local Currency Bond ETF	38,118
726	iShares JP Morgan USD Emerging Markets Bond ETF	81,399
1,201	iShares TIPS Bond ETF	139,772
2,339	Vanguard Long-Term Corporate Bond ETF	238,133
3,305	Vanguard Total International Bond ETF	192,219

		1,644,054

Foreign Stock Funds – 30.7%
19,478	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	630,892
49,981	Goldman Sachs ActiveBeta International Equity ETF(a)	1,479,438
3,849	iShares MSCI EAFE Small-Cap ETF	234,828

		2,345,158

Stock Funds – 43.4%
45,197	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,862,326
4,311	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	201,021
2,634	Vanguard Real Estate ETF	245,146

		3,308,493

TOTAL EXCHANGE TRADED FUNDS (Cost $6,511,138)		$7,297,705

Shares	Dividend Rate	Value

Investment Company(a) – 2.8%
Goldman Sachs Financial Square Government Fund - Class R6
214,819	1.613%	$ 214,819
(Cost $214,819)

TOTAL INVESTMENTS – 98.5% (Cost $6,725,957)		$7,512,524

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		113,580

NET ASSETS – 100.0%		$7,626,104

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/20/19	$243,570	$6,362

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 94.4%
Bond Funds – 7.7%
5,897	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 290,298
1,782	iShares JP Morgan EM Local Currency Bond ETF	78,800
2,428	Vanguard Long-Term Corporate Bond ETF	247,195

		616,293

Foreign Stock Funds – 35.7%
23,958	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	775,999
61,427	Goldman Sachs ActiveBeta International Equity ETF(a)	1,818,239
4,764	iShares MSCI EAFE Small-Cap ETF	290,652

		2,884,890

Stock Funds – 51.0%
54,819	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,471,687
7,310	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	340,864
3,297	Vanguard Real Estate ETF	306,852

		4,119,403

TOTAL EXCHANGE TRADED FUNDS (Cost $6,809,680)		$7,620,586

Shares	Dividend Rate	Value

Investment Company(a) – 3.7%
Goldman Sachs Financial Square Government Fund - Class R6
299,663	1.613%	$ 299,663
(Cost $299,663)

TOTAL INVESTMENTS – 98.1% (Cost $7,109,343)		$7,920,249

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		155,278

NET ASSETS – 100.0%		$8,075,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/20/19	$243,570	$6,362
S&P 500 E-Mini Index	1	12/20/19	157,185	6,747

TOTAL FUTURES CONTRACTS				$13,109

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 94.6%
Bond Funds – 7.8%
5,479	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 269,721
1,419	iShares JP Morgan EM Local Currency Bond ETF	62,748
2,383	Vanguard Long-Term Corporate Bond ETF	242,613

		575,082

Foreign Stock Funds – 35.8%
21,876	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	708,564
56,037	Goldman Sachs ActiveBeta International Equity ETF(a)	1,658,695
4,542	iShares MSCI EAFE Small-Cap ETF	277,108

		2,644,367

Stock Funds – 51.0%
50,210	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,179,799
6,160	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	287,240
3,147	Vanguard Real Estate ETF	292,891

		3,759,930

TOTAL EXCHANGE TRADED FUNDS (Cost $6,243,631)		$6,979,379

Shares	Dividend Rate	Value

Investment Company(a) – 3.9%
Goldman Sachs Financial Square Government Fund - Class R6
283,129	1.613%	$ 283,129
(Cost $283,129)

TOTAL INVESTMENTS – 98.5% (Cost $6,526,760)		$7,262,508

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		113,313

NET ASSETS – 100.0%		$7,375,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/20/19	$243,570	$6,362
S&P 500 E-Mini Index	1	12/20/19	157,185	6,747

TOTAL FUTURES CONTRACTS				$13,109

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 94.6%
Bond Funds – 8.1%
5,783	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 284,686
1,717	iShares JP Morgan EM Local Currency Bond ETF	75,926
2,437	Vanguard Long-Term Corporate Bond ETF	248,111

		608,723

Foreign Stock Funds – 35.9%
22,429	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	726,475
57,558	Goldman Sachs ActiveBeta International Equity ETF(a)	1,703,717
4,657	iShares MSCI EAFE Small-Cap ETF	284,124

		2,714,316

Stock Funds – 50.6%
50,863	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,221,154
6,493	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	302,767
3,233	Vanguard Real Estate ETF	300,895

		3,824,816

TOTAL EXCHANGE TRADED FUNDS (Cost $6,398,670)		$7,147,855

Shares	Dividend Rate	Value

Investment Company(a) – 3.5%
Goldman Sachs Financial Square Government Fund - Class R6
262,729	1.613%	$ 262,729
(Cost $262,729)

TOTAL INVESTMENTS – 98.1% (Cost $6,661,399)		$7,410,584

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		145,420

NET ASSETS – 100.0%		$7,556,004

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/20/19	$243,570	$6,362
S&P 500 E-Mini Index	1	12/20/19	157,185	6,747

TOTAL FUTURES CONTRACTS				$13,109

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 94.4%
Bond Funds – 7.5%
5,944	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 292,612
1,713	iShares JP Morgan EM Local Currency Bond ETF	75,749
2,337	Vanguard Long-Term Corporate Bond ETF	237,930

		606,291

Foreign Stock Funds – 35.9%
23,850	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	772,501
61,680	Goldman Sachs ActiveBeta International Equity ETF(a)	1,825,728
4,579	iShares MSCI EAFE Small-Cap ETF	279,365

		2,877,594

Stock Funds – 51.0%
54,442	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,447,812
7,419	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	345,946
3,228	Vanguard Real Estate ETF	300,430

		4,094,188

TOTAL EXCHANGE TRADED FUNDS (Cost $6,792,593)		$7,578,073

Shares	Dividend Rate	Value

Investment Company(a) – 3.9%
Goldman Sachs Financial Square Government Fund - Class R6
309,039	1.613%	$ 309,039
(Cost $309,039)

TOTAL INVESTMENTS – 98.3% (Cost $7,101,632)		$7,887,112

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		137,284

NET ASSETS – 100.0%		$8,024,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	12/20/19	$243,570	$6,362
S&P 500 E-Mini Index	1	12/20/19	157,185	6,747

TOTAL FUTURES CONTRACTS				$13,109

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying funds (“Underlying Funds”) is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invests in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2019:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,306,265	$—	$—
Investment Company	149,676	—	—

Total	$7,455,941	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$4,241	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,419,487	$—	$—
Investment Company	64,668	—	—

Total	$7,484,155	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$4,241	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$5,023,002	$—	$—
Investment Company	198,432	—	—

Total	$5,221,434	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$4,241	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,300,141	$—	$—
Investment Company	157,985	—	—

Total	$7,458,126	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$4,241	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,297,705	$—	$—
Investment Company	214,819	—	—

Total	$7,512,524	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$6,362	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,620,586	$—	$—
Investment Company	299,663	—	—

Total	$7,920,249	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$13,109	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,979,379	$—	$—
Investment Company	283,129	—	—

Total	$7,262,508	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$13,109	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,147,855	$—	$—
Investment Company	262,729	—	—

Total	$7,410,584	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$13,109	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,578,073	$—	$—
Investment Company	309,039	—	—

Total	$7,887,112	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$13,109	$—	$—

(a) Amount shown represents unrealized gain at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Portfolios’ or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.